CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable, variable interest entities	$ 434,626	$ 221,820
Income taxes payable, variable interest entities		2,187,076
Due to related parties, variable interest entities	89,728	66,104
Advance from customers, variable interest entities	8,142,177	10,223,309
Deferred revenue, variable interest entities	12,061,510	12,912,939
Accrued expenses and other current liabilities, variable interest entities	5,265,461	5,680,706
Deferred tax liabilities, variable interest entities	13,473	10,910
Ordinary shares, par value (in dollars per share)	$ 0.00002	$ 0.00002
Ordinary shares, authorized	875,000,000	875,000,000
Ordinary shares, issued	736,648,732	730,900,680
Ordinary shares, outstanding	732,409,792	728,427,520
Variable Interest Entities (VIEs)
Accounts payable, variable interest entities	425,845	205,095
Income taxes payable, variable interest entities	245,189	190,398
Due to related parties, variable interest entities	14,725	13,115
Advance from customers, variable interest entities	6,730,725	8,766,104
Deferred revenue, variable interest entities	12,061,510	12,912,939
Accrued expenses and other current liabilities, variable interest entities	1,281,439	775,807
Deferred tax liabilities, variable interest entities	$ 13,473	$ 9,600